Non-controlling interest (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 41,158	$ 38,320
Depreciation	2,260	1,362
Net income and comprehensive income	3,510	7,045
Current assets	17,784	17,193
Non-current assets	81,076	67,007
Total current liabilities	21,283	17,810
Cash provided by operating activities	15,316	17,327
Cash used in investing activities	(13,989)	(17,872)
Cash used in financing activities	(625)	(302)
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Net income and comprehensive income	3,980	4,795
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Revenue	40,948	38,320
Depreciation	2,195	1,259
Accretion expense	584	709
Income tax expense	6,826	5,331
Net income and comprehensive income	8,845	10,656
Current assets	11,297	11,238
Non-current assets	78,952	64,762
Total current liabilities	(16,973)	(12,113)
Non-current liabilities	(11,528)	(5,301)
Advances from parent, net	(30,210)	(36,049)
Cash provided by operating activities	20,191	21,903
Cash used in investing activities	(13,813)	(17,863)
Cash used in financing activities	$ (6,167)	$ (2,012)